DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Employee Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Employee contributions per financial statements	$ 35,002,102
Less: employee contributions receivable at end of year	(6,036)
Add: employee contributions receivable at beginning of year	1,192,741
Corrective distributions included within employee contributions per financial statements	4,976
Employee contributions per the Form 5500	$ 36,193,783